8. CRC Transferred to the Parana State Government (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfChangesInCrcLineItems [Line Items]
CRC transferred to the State Government of Paraná noncurrent	R$ 1,254,166	R$ 1,349,253
2020
DisclosureOfChangesInCrcLineItems [Line Items]
CRC transferred to the State Government of Paraná noncurrent	203,570
2021
DisclosureOfChangesInCrcLineItems [Line Items]
CRC transferred to the State Government of Paraná noncurrent	217,108
2022
DisclosureOfChangesInCrcLineItems [Line Items]
CRC transferred to the State Government of Paraná noncurrent	231,547
2023
DisclosureOfChangesInCrcLineItems [Line Items]
CRC transferred to the State Government of Paraná noncurrent	246,946
2024
DisclosureOfChangesInCrcLineItems [Line Items]
CRC transferred to the State Government of Paraná noncurrent	263,369
After 2024
DisclosureOfChangesInCrcLineItems [Line Items]
CRC transferred to the State Government of Paraná noncurrent	R$ 91,626